FAIR VALUE OF FINANCIAL INSTRUMENTS - Contingent consideration (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Fair value as of December 31, 2023	$ 69,715
Payments of contingent consideration	(71,256)
Changes in fair value of contingent consideration	1,541
Fair value as of December 31, 2024	$ 0